CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) $ in Thousands	12 Months Ended
Dec. 31, 2024 USD ($)
CONSOLIDATED STATEMENTS OF CASH FLOWS
Promissory notes-affilaites	$ 3,800
Issued stock obligations	4,300
Dividend accrued related to the Class B Convertible Preferred Stock	31
Dividend paid in kind	$ 547